Note 3 - Recent Accounting Pronouncements (Details Textual) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total lease liabilities	$ 223,758
Right-of-use assets	$ 222,517
IFRS 16 [member]
Statement Line Items [Line Items]
Total lease liabilities		$ 1,127,534
Right-of-use assets		$ 1,127,534